Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Prepaid and Other Current Assets [Abstract]
Amortization of prepaid expenses	$ 1,097		$ 2,194
Marketing expense	1,020		2,040
Professional fees	$ 77		$ 154
Amortization expense